Calvert
VP SRI Mid Cap Portfolio
September 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace & Defense — 0.7%
Hexcel Corp.	2,479	$ 155,433
		$ 155,433
Automobile Components — 2.7%
Dorman Products, Inc.(1)	4,053	$ 631,782
		$ 631,782
Banks — 3.1%
Commerce Bancshares, Inc.	7,016	$ 419,276
First Financial Bankshares, Inc.	9,328	313,887
		$733,163
Biotechnology — 2.4%
Caris Life Sciences, Inc.(1)	4,464	$135,036
Neurocrine Biosciences, Inc.(1)	3,050	428,159
		$563,195
Building Products — 7.2%
A.O. Smith Corp.	7,981	$585,885
AAON, Inc.(2)	2,662	248,737
Advanced Drainage Systems, Inc.	2,921	405,143
CSW Industrials, Inc.	1,952	473,848
		$1,713,613
Capital Markets — 2.6%
LPL Financial Holdings, Inc.	681	$226,562
Tradeweb Markets, Inc., Class A	3,429	380,550
		$607,112
Chemicals — 1.7%
Quaker Chemical Corp.(2)	3,129	$412,246
		$412,246
Commercial Services & Supplies — 1.8%
Copart, Inc.(1)	9,367	$421,234
		$421,234
Communications Equipment — 3.3%
Motorola Solutions, Inc.	1,728	$790,197
		$790,197
Consumer Staples Distribution & Retail — 1.6%
U.S. Foods Holding Corp.(1)	5,099	$390,686
		$390,686
Containers & Packaging — 2.9%
AptarGroup, Inc.	4,494	$600,668
Security	Shares	Value
Containers & Packaging (continued)
Avery Dennison Corp.	602	$ 97,627
		$ 698,295
Electric Utilities — 2.1%
Alliant Energy Corp.	4,687	$ 315,951
IDACORP, Inc.	1,465	193,600
		$ 509,551
Electrical Equipment — 3.2%
AMETEK, Inc.	4,050	$ 761,400
		$761,400
Electronic Equipment, Instruments & Components — 4.6%
CDW Corp.	1,577	$251,184
TE Connectivity PLC	3,860	847,386
		$1,098,570
Food Products — 1.0%
Post Holdings, Inc.(1)	2,218	$238,391
		$238,391
Ground Transportation — 0.8%
Landstar System, Inc.	1,541	$188,865
		$188,865
Health Care Equipment & Supplies — 3.0%
IDEXX Laboratories, Inc.(1)	1,125	$718,751
		$718,751
Health Care Providers & Services — 0.5%
Chemed Corp.	241	$107,905
		$107,905
Hotels, Restaurants & Leisure — 5.3%
Aramark	14,029	$538,714
Domino's Pizza, Inc.	588	253,845
Wyndham Hotels & Resorts, Inc.	5,761	460,304
		$1,252,863
Household Durables — 1.4%
NVR, Inc.(1)	42	$337,456
		$337,456
Household Products — 1.3%
Church & Dwight Co., Inc.	3,451	$302,411
		$302,411

Calvert
VP SRI Mid Cap Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Industrial REITs — 1.1%
EastGroup Properties, Inc.	1,482	$ 250,843
		$ 250,843
Insurance — 8.4%
Arch Capital Group Ltd.	5,850	$ 530,771
Cincinnati Financial Corp.	2,528	399,677
Kinsale Capital Group, Inc.	712	302,785
Ryan Specialty Holdings, Inc.	4,998	281,687
White Mountains Insurance Group Ltd.	291	486,412
		$2,001,332
IT Services — 2.0%
VeriSign, Inc.	1,681	$469,957
		$469,957
Machinery — 5.9%
Donaldson Co., Inc.	7,157	$585,800
Graco, Inc.	5,581	474,162
Nordson Corp.	1,459	331,120
		$1,391,082
Multi-Utilities — 2.1%
CMS Energy Corp.	4,179	$306,154
NiSource, Inc.	4,303	186,320
		$492,474
Pharmaceuticals — 2.4%
Royalty Pharma PLC, Class A	16,196	$571,395
		$571,395
Professional Services — 0.8%
Verisk Analytics, Inc.	785	$197,435
		$197,435
Residential REITs — 4.4%
Equity LifeStyle Properties, Inc.	10,326	$626,788
Mid-America Apartment Communities, Inc.	2,996	418,631
		$1,045,419
Semiconductors & Semiconductor Equipment — 4.3%
Entegris, Inc.(2)	1,556	$143,868
Microchip Technology, Inc.	4,822	309,669
ON Semiconductor Corp.(1)	4,801	236,737
Teradyne, Inc.	2,327	320,288
		$1,010,562
Software — 2.1%
Descartes Systems Group, Inc.(1)	2,224	$209,568
Manhattan Associates, Inc.(1)	654	134,057
Security	Shares	Value
Software (continued)
Tyler Technologies, Inc.(1)	314	$ 164,272
		$ 507,897
Specialized REITs — 1.9%
Lamar Advertising Co., Class A	3,772	$ 461,768
		$ 461,768
Specialty Retail — 4.6%
Bath & Body Works, Inc.	4,543	$ 117,028
Burlington Stores, Inc.(1)	2,430	618,435
Valvoline, Inc.(1)	10,209	366,605
		$1,102,068
Textiles, Apparel & Luxury Goods — 1.4%
Steven Madden Ltd.(2)	9,753	$326,531
		$326,531
Trading Companies & Distributors — 3.6%
Core & Main, Inc., Class A(1)	8,073	$434,570
United Rentals, Inc.	434	414,322
		$848,892
Total Common Stocks (identified cost $19,117,325)		$23,310,774

Short-Term Investments — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(3)	366,730	$ 366,730
Total Short-Term Investments (identified cost $366,730)		$ 366,730
Total Investments — 99.8% (identified cost $19,484,055)		$23,677,504
Other Assets, Less Liabilities — 0.2%		$ 55,231
Net Assets — 100.0%		$23,732,735

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $1,064,740 and the total market value of the collateral received by the Fund was $1,101,825, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.

Calvert
VP SRI Mid Cap Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Abbreviations:
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at September 30, 2025.
Affiliated Investments
At September 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $366,730, which represents 1.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$229,391	$5,785,790	$(5,648,451)	$ —	$ —	$366,730	$14,252	366,730

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$23,310,774(1)	$ —	$ —	$23,310,774
Short-Term Investments	366,730	—	—	366,730
Total Investments	$23,677,504	$ —	$ —	$23,677,504

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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